Vessels, net	12 Months Ended
Dec. 31, 2017
Vessels, net [Abstract]
Vessels, net:

6.Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2015	$97,100	(672)	$96,428
Vessels transferred from held for sale	66,449	-	66,449
Impairment loss	(67,999)	4,138	(63,861)
Depreciation	-	(3,466)	(3,466)
Balance, December 31, 2016	$95,550	-	$95,550
Additions	672,300	-	672,300
Vessels sold	(3,900)	104	(3,796)
Depreciation	-	(14,966)	(14,966)
Balance, December 31, 2017	$763,950	$(14,862)	$749,088

On March 30, 2015, the Board of Directors of the Company approved the entering into sales agreements with entities that may be deemed to be beneficially owned by the Company’s Chairman and Chief Executive Officer, Mr. George Economou, to sell its four Suezmax tankers, Vilamoura, Lipari, Petalidi and Bordeira, for an en-bloc sales price of $245,000. In addition, it entered into agreements with entities that may be deemed to be beneficially owned by Mr. George Economou to potentially sell its six Aframax tankers, Belmar, Calida, Alicante, Mareta, Saga and Daytona, for an en-bloc sales price of $291,000, as long as they confirmed their unconditional acceptance by June 30, 2015. The Company classified the vessels as “held for sale” as at March 31, 2015, as all criteria required for their classification as “Vessels held for sale” were met and a charge of $56,631, included in “Impairment loss, gain/ loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations for the year ended December 31, 2015, was recognized as a result of the reduction of the vessels’ carrying amount to their fair value less cost to sell. On April 30, 2015, the Company concluded ten Memoranda of Agreements for an aggregate agreed sales price of $536,000.

On July 16, 2015, July 21, 2015, July 24, 2015, July 27, 2015, August 6, 2015, August 7, 2015, August 19, 2015, August 25, 2015, September 10, 2015 and October 29, 2015 the tankers Petalidi, Bordeira, Lipari, Belmar, Saga, Mareta, Vilamoura, Calida, Daytona and Alicante, respectively were delivered to their new owners, who paid the balance of the agreed sales prices to the Company.

As of June 30, 2015, the impairment review performed prior to the entering into the agreements for the sale of the Company’s drybulk vessels and vessel owning companies indicated that one of the Company’s vessels, with a carrying amount of $95,937, should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in a charge of $83,937, which was included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations for the year ended December 31, 2015 (Note 11).

On September 9, 2015, the Company entered into sales agreements with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the sale of the vessel owning companies of 14 vessels (ten Capesize bulk carriers: Rangiroa, Negonego, Fakarava, Raiatea, Mystic, Robusto, Cohiba, Montecristo, Flecha and Partagas, and four Panamax bulk carriers: Woolloomooloo, Saldanha, Topeka and Helena) and the sale of three Capesize bulk carriers (Manasota, Alameda and Capri) for an aggregate price of $377,000, including their existing employment agreements and the assumption of $236,716 of debt, associated with some of the vessels. In this respect, a charge of $375,090, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”, in the accompanying consolidated statement of operations for the year ended December 31, 2015 was recognized.

On September 17, 2015 and October 13, 2015, the shares of the vessel owning company of the vessel Mystic and the shares of the shareholders of the vessel owning companies of ten vessels (Raiatea, Robusto, Cohiba, Montecristo, Flecha, Partagas, Woolloomooloo, Saldanha, Topeka and Helena), respectively were delivered to their new owners. On September 22, 2015, October 1, 2015 and December 11, 2015, the vessels Capri, Manasota and Alameda, respectively, were delivered to their new owners. The assets and liabilities of the remaining three vessel owning companies (Rangiroa, Negonego and Fakarava) remained classified as “held for sale” on December 31, 2015, as all criteria required for their classification as “held for sale” were met.

In addition, on September 30, 2015, the Company classified all the remaining vessels in its fleet, comprised of 20 Panamax and two Supramax bulk carriers, as held for sale, as all criteria required for their classification were met and recognized an additional charge of $422,404, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations for the year ended December 31, 2015, as a result of the reduction of the vessels’ carrying amount to their fair value less cost to sell.

On November 2, 2015, the Company concluded two Memoranda of Agreement to sell its two Supramax vessels, Byron and Galveston, for an aggregate sales price of $12,300. The vessels were delivered to their new owners on November 25, 2015 and November 30, 2015, respectively. In this respect, a charge of $6,035 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2015, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”.

Finally for the year ended December 31, 2015, an additional charge of $113,019 was recognized and included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”, in the accompanying consolidated statement of operations, due to the reduction of the vessels’ held for sale carrying amount to their fair value less cost to sell as of December 31, 2015 (Note 11).

On February 15, 2016, the Company announced that the prior sale of the vessel owning companies of its Capesize vessels, the Fakarava, Rangiroa and Negonego, to entities that may be deemed to be beneficially owned by its Chairman and CEO, Mr. George Economou, had failed. In addition, the Company reached a settlement agreement with the charterer of these vessels for an upfront lumpsum payment and the conversion of the daily rates to index-linked time charters. On March 24, 2016, the Company concluded a new sales agreement with entities that may be deemed to be beneficially owned by Mr. George Economou for the sale of the shares of the vessel owning companies of these Capesize vessels (Fakarava, Rangiroa and Negonego) for an aggregate price of $70,000, including their existing employment agreements and the assumption of the debt associated with the vessels with an outstanding balance of $102,070 at March 24, 2016. On March 30, 2016, the Company received the lender’s consent for the sale of the shares of the vessels’ owning companies and made a prepayment of $15,000, under the respective loan agreement dated February 14, 2012. As part of the transaction the Company also paid the amount of $12,060, being the difference between the purchase price and the outstanding balance of the respective debt facility, to the new owners. On March 31, 2016, the shares of the vessel owning companies were delivered to their new owners. In this respect, a charge of $23,018, was recognized and included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”, in the accompanying consolidated statement of operations for the year ended December 31, 2016.

On August 22, 2016, the Company concluded a Memorandum of Agreement with an unaffiliated third-party to sell its Panamax vessel, Coronado, for a gross price of $4,250. The vessel was delivered to its new owner on September 9, 2016. In this respect, a gain of $1,084 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2016, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”.

On September 16, 2016, the Company entered into a sale agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the sale of the shares of the owning company of the Panamax vessel Oregon, including the associated bank debt, for a gross price of $4,675. As part of the transaction the Company also paid the amount of $7,825 to the new owners, being the difference between the purchase price and the outstanding balance of the respective debt facility. The Company drew down the respective amount under its Revolving Credit Facility (Note 3). The shares of the vessel owning company were delivered to the new owner on September 21, 2016. Due to the controlling interests of Mr. George Economou in the Company and the buyers, this sale constitutes a common control transaction. In this respect, a gain of $281 was recognized and included in “Additional paid in capital” in the accompanying consolidated balance sheet as at December 31, 2016, in accordance with the relevant U.S. GAAP guidance.

On September 27, 2016, October 5, 2016 and October 18, 2016, the Company also concluded Memoranda of Agreement with unaffiliated third-parties for the sale of its Panamax vessels, Ocean Crystal, Sonoma and Sorrento, respectively, for gross prices of $3,720, $3,950 and $6,700, respectively.

As a result of the concluded agreements, the Company revalued the Ocean Crystal, Sonoma and Sorrento as of September 30, 2016 to their fair values with reference to their purchase prices and a gain of $3,020 was recognized in the accompanying consolidated statement of operations for year ended December 31, 2016, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”. On November 7, 2016, November 15, 2016 and November 22, 2016, the vessels Ocean Crystal, Sonoma and Sorrento, respectively, were delivered to their new owners. In this respect, an aggregate loss of $641 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2016, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”.

On October 26, 2016, the Company entered into sales agreement with entities that may be deemed to be beneficially owned by the Company’s Chairman and CEO, Mr. George Economou, for the sale of the owning companies of three Panamax vessels the Amalfi, Galveston (the vessel Galveston was sold and delivered to its owners on November 30, 2015) and Samatan, along with the associated bank debt for an aggregate gross price of $15,000. As part of the transaction, the Company also paid the amount of $58,619, being the difference between the purchase price and the outstanding balance of the respective debt facility, to the new owners. The Company drew down the respective amount under its New Revolving Facility (Note 3). The shares of the vessel owning companies were delivered to the new owners on October 31, 2016. Due to the controlling interests of Mr. George Economou in the Company and the buyers, the above sales constitute common control transaction. In this respect, an aggregate loss of $476 was recognized and included in “Additional paid in capital”, in the accompanying consolidated balance sheet as at December 31, 2016, in accordance with the relevant U.S. GAAP guidance.

During the year ended December 31, 2016, a charge of $18,266 was also recognized as “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” due to the reduction of the vessels’ held for sale carrying amount to their fair value less cost to sell as of December 31, 2016.

As of December 30, 2016, and due to the improved financial condition of the Company, the Company’s Board of Directors decided that the remaining 13 drybulk vessels previously classified as held for sale will not be sold. Effective December 31, 2016, the Company reclassified its drybulk fleet as held and used and a gain of $1,851 was recognized and included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations. Also, the impairment review for the year ended December 31, 2016 indicated that the carrying amount of the offshore support vessels’ was not recoverable and, therefore, a charge of $65,712 was recognized and included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other” in the accompanying consolidated statement of operations.

According to ASU 2014-08, “Presentation of Financial Statements and Property, Plant and Equipment”, the sale of the Company’s vessels and vessel owning companies did not represent a strategic shift, hence no presentation of discontinued operations was required.

During the year ended December 31, 2015 and 2016, substantially all of the Company’s net income, except for equity in losses in Ocean Rig and income from the offshore support segment, related to vessels sold or held for sale.

On February 10, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one Aframax tanker under construction, Balla, for a purchase price of $44,500. The vessel was delivered on April 27, 2017.

On February 14, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Very Large Crude Carrier, Shiraga, for a purchase price of $57,000. The Company took delivery of this vessel on June 9, 2017.

On March 1, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Aframax tanker, Stamos, for a purchase price of $29,000. The Company took delivery of this vessel on May 15, 2017.

On March 24, 2017, the Company concluded four Memoranda of Agreement with unaffiliated third parties for the acquisition of four modern, second-hand Newcastlemax vessels Marini, Morandi, Bacon and Judd for a total purchase price of $120,540. The Company took delivery of the vessels on May 2, 2017, July 5, 2017, July 6, 2017 and July 13, 2017, respectively.

The Newcastlemax bulkers Bacon and Judd had attached to their Memoranda of Agreements time charter employment contracts until certain dates in 2018 and 2017, respectively. After determining the fair values of these time-chartered contracts as of the acquisition date, the Company recorded a liability of $516 in relation to the attached time charter employment contract of the vessel Judd on the consolidated balance sheet under “Fair value of below market acquired time charters”. This is amortized into revenues using the straight-line method over the respective contract period. As at December 31, 2017, it was fully amortized and included in “Voyage and time charter revenues” in the accompanying consolidated statement of operations for the year ended December 31, 2017. For the vessel Bacon, the fair value of the attached time charter employment contract was determined to be $0.

On March 31, 2017, the Company concluded three Memoranda of Agreement with unaffiliated third parties for the acquisition of three Kamsarmax drybulk vessels, two secondhand, Matisse and Valadon, and one under construction, Kelly, for a total purchase price of $71,000. The vessels Valadon, Matisse and Kelly were delivered on May 17, 2017, June 1, 2017 and June 14, 2017, respectively.

On April 12, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one secondhand Kamsarmax drybulk carrier, Nasaka, for a purchase price of $22,000. The Company took delivery of this vessel on May 10, 2017.

On April 27, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Kamsarmax drybulk vessel, Castellani, for a purchase price of $23,500. The Company took delivery of this vessel on June 6, 2017.

On May 15, 2017, the Company also entered into a purchase agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou for the purchase of the shares of the owning company of the Suezmax newbuilding vessel Samsara for a purchase price of $64,000. The vessel was time chartered back to the seller and employed from May 24, 2017 under a five year time charter plus optional periods in charterer’s option at a base rate plus profit share and the charterer was also granted purchase options at the end of each firm period. An amount of $440 of the total amount paid, representing the excess of the carrying value of the assets of the vessel owning company acquired over the purchase price paid, was classified in “Additional Paid-in Capital”, under the respective “Accounting for transactions under common control”. The Company took delivery of this vessel on May 19, 2017 (Note 3). The Company accounts the abovementioned lease as an operating lease since none of the capital lease criteria are met.

On December 19, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party to sell its Panamax vessel Ecola for a gross price of $8,500. The vessel was delivered to its new owner on December 29, 2017. In this respect, a gain of $4,425 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2017, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”.

For the year ended December 31, 2017, an amount of $8,834 relating to capitalized expenses and $2,426 relating to capitalized interest are included in the “Vessels, net”.

The VLGCs Anderida, Aisling, Mont Fort and Mont Gelé are pledged as collateral to secure the Company’s long-term debt, while the vessels Samsara, Balla, Judd and Castellani are pledged as collateral to secure the Company’s Loan Facility Agreement (Notes 10 and 3 respectively).